Fidelity (logo) InvestmentsR	FMR LLC 245 Summer Street Boston MA 021210 617 563 7000

May 3, 2016

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Attention:                 File Room

RE:                                                   Empire Fidelity Investments Life Insurance Company

Empire Fidelity Variable Annuity Account A:

File No. 333-130942

Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectus and Statement of Additional Information with respect to the above referenced registration statement does not differ from that filed in the most recent post-effective amendment, which was filed electronically.

Very truly yours,

/s/Lance A. Warrick
Lance A. Warrick
General Counsel